Form N-1A Cover	Aug. 06, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Brown Capital Management Mutual Funds
Entity Central Index Key	0000869351
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 06, 2025
Prospectus Date	Aug. 01, 2025